Shareholder Report, Line Graph (Details) 195832_Tema Electrification ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Feb. 28, 2025	Dec. 04, 2024	Feb. 28, 2026
Tema Electrification ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Tema Electrification ETF NAV
Accumulated Value	$ 8,845	$ 10,000	$ 14,323
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Total Return Index
Accumulated Value	$ 9,873	$ 10,000	$ 11,550